Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) beginning balance	$ 1,727	$ (5,498)	$ (5,176)
Other comprehensive income (loss) before reclassifications	377	5,936	(2,299)
Amounts reclassified from accumulated other comprehensive loss	(82)	1,211	1,082
Net period change	295	7,147	(1,217)
Tax effect	0	78	895
Accumulated other comprehensive income (loss) ending balance	2,022	1,727	(5,498)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) beginning balance	(1,072)	(1,239)	(1,265)
Other comprehensive income (loss) before reclassifications	118	167	26
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net period change	118	167	26
Tax effect	0	0	0
Accumulated other comprehensive income (loss) ending balance	(954)	(1,072)	(1,239)
Pension and Postretirement Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) beginning balance	2,757	(3,034)	(900)
Other comprehensive income (loss) before reclassifications	0	5,688	(2,294)
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net period change	0	5,688	(2,294)
Tax effect	0	103	160
Accumulated other comprehensive income (loss) ending balance	2,757	2,757	(3,034)
Natural gas hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) beginning balance	42	(1,225)	(3,011)
Other comprehensive income (loss) before reclassifications	259	81	(31)
Amounts reclassified from accumulated other comprehensive loss	(82)	1,211	1,082
Net period change	177	1,292	1,051
Tax effect	0	(25)	735
Accumulated other comprehensive income (loss) ending balance	$ 219	$ 42	$ (1,225)